FINANCIAL INSTRUMENTS (Details) (USD $) In Thousands, unless otherwise specified	9 Months Ended	12 Months Ended
	Sep. 30, 2013	Dec. 31, 2012
FINANCIAL INSTRUMENTS
Maximum length of time of interest rate derivative instruments designated in cash flow hedge relationships	46 months	52 months
After-tax losses deferred in accumulated other comprehensive income that will be recognized in interest expense over the next 12 months	$ 3,049	$ 3,786